ORGANIZATION AND BUSINESS (Details) $ in Millions		1 Months Ended	12 Months Ended		37 Months Ended
	Sep. 18, 1996 crude_oil_carrier	Feb. 28, 2021 USD ($)	Dec. 31, 2022 vessel dwt subsidiary newbuilding	Dec. 31, 2021 USD ($) vessel newbuilding	Feb. 28, 2021 USD ($)	Oct. 07, 2014 company
Business background [Line Items]
Number of crude oil carriers | crude_oil_carrier	5
Number of companies involved in the merger | company						2
Number of vessel types | vessel			4
Number of owned vessels | vessel			75
Number of newbuildings under constructuion | newbuilding			10
Number of vessels chartered-In | vessel			9
Number of vessels under operating lease from third parties | vessel			2
Number of subsidiaries | subsidiary			1
Newcastlemax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			200,000
Newcastlemax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			210,000
Capesize Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			105,000
Capesize Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			200,000
Panamax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			65,000
Panamax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			105,000
Ultramax Vessel | Minimum
Business background [Line Items]
Vessel tonnage | dwt			55,000
Ultramax Vessel | Maximum
Business background [Line Items]
Vessel tonnage | dwt			65,000
Unrelated Third Parties
Business background [Line Items]
Number of vessels under operating lease from third parties | vessel			1
Hemen Holdings Ltd
Business background [Line Items]
Number of newbuildings acquired | newbuilding				3
Hemen Holdings Ltd | Dry Bulk Carriers
Business background [Line Items]
Number of vessels acquired | vessel				15
Consideration | $					$ 637.5
Debt assumed | $		$ 413.6		$ 413.6
Hemen Holdings Ltd | Dry Bulk Carriers And Newbuildings
Business background [Line Items]
Consideration | $		$ 752.0		752.0	$ 752.0
Equity capital | $				338.0
Debt assumed | $				$ 414.0
SFL
Business background [Line Items]
Number of vessels under operating lease from third parties | vessel			7
Number of vessels leased out under capital leases to third parties | vessel			1